Long-term debt and current portion of long-term debt (Details 5) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Fair value of long-term debt	€ 23,764	€ 25,358
Ordinary bonds [member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Fair value of long-term debt	19,219	20,501
Convertible bonds [member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Fair value of long-term debt	410	435
Banks [member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Fair value of long-term debt	4,021	4,244
Other financial institutions [member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Fair value of long-term debt	€ 114	€ 178